UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2010

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
October 22, 2010

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $195,977 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101      281 3776.000 SH       SOLE                                   3776.000
Nuveen Real Estate Income Fund COM              67071B108      120 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103     1048 7199.0658SH       SOLE                                  7199.0658
SPDR DJ Wilshire International COM              78463x863      202 5250.9956SH       SOLE                                  5250.9956
SPDR S&P 500 ETF Trust         COM              78462F103    28292 247891.9246SH     SOLE                                247891.9246
SPDR S&P International Small C COM              78463x871      248 8891.9406SH       SOLE                                  8891.9406
Vanguard Emerging Markets VIPE COM              922042858    24070 529478.9749SH     SOLE                                529478.9749
Vanguard FTSE All-World EX-US  COM              922042775    48311 1064113.8071SH    SOLE                               1064113.8071
Vanguard Large Cap             COM              922908637    10434 200352.8040SH     SOLE                                200352.8040
Vanguard Mid Cap Vipers        COM              922908629     6015 90714.0010SH      SOLE                                 90714.0010
Vanguard REIT Vipers           COM              922908553      725 13921.1320SH      SOLE                                 13921.1320
Vanguard Small Cap             COM              922908751     4102 64658.5955SH      SOLE                                 64658.5955
Vanguard Small Cap Value       COM              922908611      349 5845.0000SH       SOLE                                  5845.0000
Vanguard Total Stock Market Vi COM              922908769     5021 86015.3989SH      SOLE                                 86015.3989
Vanguard Value                 COM              922908744      383 7864.4206SH       SOLE                                  7864.4206
iPath Dow Jones AIG Commodity  COM              06738c778      240 5670.0000SH       SOLE                                  5670.0000
iShares Barclays US Treasury I COM              464287176    10888 99837.9256SH      SOLE                                 99837.9256
iShares DJ US Regional Banks I COM              464288778      237 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      264 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     2147 39087.2822SH      SOLE                                 39087.2822
iShares MSCI Emerging Markets  COM              464287234     1655 36977.4194SH      SOLE                                 36977.4194
iShares Russell 1000 Growth    COM              464287614     3405 66284.0000SH      SOLE                                 66284.0000
iShares Russell 1000 Index Fun COM              464287622     3663 58003.3645SH      SOLE                                 58003.3645
iShares Russell 1000 Value Ind COM              464287598     2375 40268.2667SH      SOLE                                 40268.2667
iShares Russell 2000 Growth    COM              464287648      602 8056.2857SH       SOLE                                  8056.2857
iShares Russell 2000 Index     COM              464287655     5815 86154.5583SH      SOLE                                 86154.5583
iShares Russell 2000 Value     COM              464287630      609 9822.2997SH       SOLE                                  9822.2997
iShares Russell 3000 Index     COM              464287689      264 3914.0000SH       SOLE                                  3914.0000
iShares Russell Midcap         COM              464287499     8605 95222.5237SH      SOLE                                 95222.5237
iShares Russell Midcap Growth  COM              464287481     8707 174764.3002SH     SOLE                                174764.3002
iShares Russell Midcap Value   COM              464287473     8066 199812.3982SH     SOLE                                199812.3982
iShares S&P Euro 350 Index     COM              464287861      474 12515.0000SH      SOLE                                 12515.0000
iShares S&P GSCI Commodity Ind COM              46428r107      339 11311.0000SH      SOLE                                 11311.0000
iShares Trust S&P 500 Index    COM              464287200     8019 70045.2306SH      SOLE                                 70045.2306